Exploration and Evaluation of Oil and Gas Reserves - Summary of Changes in Balances of Capitalized Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property plant and equipment
Beginning balance	$ 157,383	$ 176,650
Cumulative translation adjustment	(6,090)	(20,902)
Closing Balance	159,265	157,383
Intangible Assets	3	6
Oil And Natural Gas Liquids [member]
Property plant and equipment
Beginning balance	4,132	4,522
Additions to capitalized costs pending determination of proved reserves	510	379
Capitalized exploratory costs charged to expense	(216)	(10)
Transfers upon recognition of proved reserves		(95)
Cumulative translation adjustment	(164)	(664)
Closing Balance	4,262	4,132
Intangible Assets	18,919	1,980
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	$ 23,181	$ 6,112